Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventory

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Finished goods	322	333
Work in progress	76	85
Provision	(18)	(15)
Total inventory	380	403